Intangible Assets and Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	March 31, 2026	December 31, 2025
Intangible assets, gross	$16,498,587	$16,498,587
Accumulated amortization	(9,182,297)	(8,975,815)
Intangible assets, net	$7,316,290	$7,522,772

Customer relationship intangible assets consisted of the following:

Customer relationships, gross	$48,093,160	$48,093,160
Accumulated amortization	(11,097,708)	(9,909,103)
Customer relationships, net	$36,995,452	$38,184,057

	December 31, 2025			December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Extraction Technology Patents	16,385,157	(8,943,565)	7,441,592	16,385,157	(8,124,307)	8,260,850
Extraction Technology Patents	113,430	(32,250)	81,180	113,430	(25,577)	87,853
Total Intangible Assets	$16,498,587	$(8,975,815)	$7,522,772	$16,498,587	$(8,149,884)	$8,348,703

Schedule of customer relationships

	December 31, 2025			December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Oil Storage Agreement	$7,387,054	$(2,680,259)	$4,706,795	$7,387,054	$(1,895,793)	$5,491,261
Crude Petroleum Supply Agreement	9,401,706	(3,411,234)	5,990,472	9,401,706	(2,412,823)	6,988,883
Customer Relationships	31,304,400	(3,817,610)	27,486,790	31,304,400	(763,522)	30,540,878
Total Customer Relationships	$48,093,160	$(9,909,103)	$38,184,057	$48,093,160	$(5,072,138)	$43,021,022

Schedule of summarizes estimated amortization expense

	Estimated
Intangible Assets	2026	2027	2028	2029	2030
Amortization Expense	$5,580,353	$5,580,353	$5,580,353	$5,580,353	$5,580,353

Schedule of goodwill

Goodwill
January 1, 2024	$14,984,768
Business combination	53,901,085
December 31, 2024	$68,885,853
Divestiture of wholly owned subsidiaries	(28,316,081)
Impairment	(40,569,772)
Balance at December 31, 2025	$-